Related party disclosures - Share rights holdings (Details)	Sep. 30, 2024 shares Options
Related party disclosures
Number of options outstanding | Options	0
Managing Director & Chief Executive Officer | Peter King
Related party disclosures
Number of Share Rights	635,251
Group Executive | Christine Parker
Related party disclosures
Number of Share Rights	281,151
Group Executive | Carolyn McCann
Related party disclosures
Number of Share Rights	260,824
Group Executive | Nell Hutton
Related party disclosures
Number of Share Rights	84,637
Group Executive | Catherine McGrath
Related party disclosures
Number of Share Rights	228,294
Group Executive | Jason Yetton
Related party disclosures
Number of Share Rights	397,027
Group Executive | Michael Rowland
Related party disclosures
Number of Share Rights	316,795
Group Executive | Anthony Miller
Related party disclosures
Number of Share Rights	391,789
Group Executive | Scott Collary
Related party disclosures
Number of Share Rights	401,683
Group Executive | Ryan Zanin
Related party disclosures
Number of Share Rights	239,355